Loans and Allowance for Loan Losses, Nonaccrual Loans and Loans Past Due 90 Days or More and Still Accruing (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	$ 538	$ 290
Nonaccrual	3,233	4,346
Residential Real Estate [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Real estate acquired	0	15
Mortgage loans in process of foreclosure	370	316
Loans past due 90 days and still accruing	100	10
Nonaccrual	1,708	2,683
Commercial Real Estate [Member] | Owner-occupied [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual	938	1,055
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual	70	0
Commercial Real Estate [Member] | Construction [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual	75	146
Commercial and Industrial [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	65
Nonaccrual	150	150
Consumer [Member] | Automobile [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	27	55
Nonaccrual	82	147
Consumer [Member] | Home Equity [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual	151	148
Consumer [Member] | Other [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	411	160
Nonaccrual	$ 59	$ 17